Share capital	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Share capital
3.16 Share capital
Common shares are classified as equity. Incremental costs directly attributable to the issue of common shares and share options are recognized as a deduction from equity, net of any tax effects. Common shares held by the Company are classified as treasury stock and recorded as a reduction of shareholders’ equity.
21. Share capital
Eldorado’s authorized share capital consists of an unlimited number of voting common shares without par value.
On June 14, 2023, the Company completed a private placement with the European Bank for Reconstruction and Development (EBRD) consisting of 6,269,231 common shares at a price of CDN $13.00 per common share for gross proceeds of CDN $81.5 million ($61.3 million). These proceeds (net of transaction costs of $1.4 million) are invested in the Skouries Project, and have been credited against the Company's 20% equity funding commitment per the terms of the project financing facility that closed on April 5, 2023.
On June 7, 2023, the Company completed a bought deal prospectus offering of 10,400,000 common shares at a price of CDN $13.00 per common share for gross proceeds of CDN $135.2 million ($101.1 million).
On June 6, 2023, the Company completed a private placement of 390,900 common shares at a price of CDN $19.18 per share for proceeds of CDN $7.5 million; and a private placement of 290,000 common shares at a price of CDN $17.24 per share for proceeds of CDN $5.0 million. The shares qualify as flow-through shares for Canadian tax purposes and were issued at premiums of CDN $6.02 per share and CDN $4.08 per share, respectively, to the closing market price of the Company's common shares at the date of issue. The combined premium of CDN $3.5 million ($2.6 million) was recognized in accounts payable and accrued liabilities and has been recognized in other income as required expenditures are incurred and related tax benefits renounced.

	2024		2023
Voting common shares	Number of Shares	Total	Number of Shares	Total
Balance at January 1,	203,138,351	$3,413,365	184,800,571	$3,241,644
Shares issued upon exercise of share options	1,779,799	14,112	987,649	7,390
Shares issued on redemption of performance share units	27,874	499	—	—
Estimated fair value of share options exercised transferred from contributed surplus	—	5,802	—	3,112
Shares issued for private placement with EBRD, net of issuance costs	—	—	6,269,231	59,873
Shares issued for bought deal offering, net of issuance costs	—	—	10,400,000	94,718
Flow-through shares issued, net of issuance costs and premium	—	—	680,900	6,628
Balance at December 31,	204,946,024	$3,433,778	203,138,351	$3,413,365